Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Parenthetical) (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Foreign Tax Authority [Member] | 2028
Tax Credit Carryforward [Line Items]
Foreign income tax credits	$ 0.2